Other operating income and expenses (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other operating income and expenses
Impairment charge - intangible assets	€ 53,385
Impairment charge (reversal) - receivables from payment service providers ("PSP")	482,809	€ (237)
Impairment charge (reversal) - loans to related parties	10,000	(77,733)
Impairment charge (reversal) on cash and cash equivalents	(78,741)	179,690
Other operating income	(333,543)
Other operating income and expenses	€ 133,910	€ 101,720